Schedule of Benefit (Provision) for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current – domestic						$ (21)
Current – foreign					(7)	803
Current – total					(7)	782
Deferred – domestic
Income tax benefit	$ 9	$ 2	$ 39	$ 2	$ 7	$ (782)